Net Fee and commission Income - Schedule of Fee and Commission Income (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fee and commission income (expense) [abstract]
Funds transfer		€ 1,513	€ 1,394	€ 1,172
Securities business		603	618	532
Insurance broking		191	173	176
Asset management fees		205	170	116
Brokerage and advisory fees		611	584	548
Other		1,317	1,302	1,321
Total Fee and commission income	[1]	€ 4,439	€ 4,240	€ 3,865

[1]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.